      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 5, 1999

                                                            FILE NOS.:  33-66203

                                                                       811-09081

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                         PRE-EFFECTIVE AMENDMENT NO. 2                       /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 2                               /X/
                              -------------------

                 MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND

                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                              -------------------

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                              -------------------

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFETIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

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                                                       PROSPECTUS -  MAY 5, 1999


Morgan Stanley Dean Witter
                                                              INTERNATIONAL FUND

[COVER PHOTO]

                               A MUTUAL FUND THAT SEEKS LONG-TERM CAPITAL GROWTH

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS


The Fund                  Investment Objective........................................                   1
                          Principal Investment Strategies.............................                   1
                          Principal Risks.............................................                   2
                          Fees and Expenses...........................................                   3
                          Additional Investment Strategy Information..................                   4
                          Additional Risk Information.................................                   5
                          Fund Management.............................................                   7

Shareholder Information   Pricing Fund Shares.........................................                   8
                          Underwriting................................................                   8
                          How to Buy Shares...........................................                   9
                          How to Exchange Shares......................................                  10
                          How to Sell Shares..........................................                  12
                          Distributions...............................................                  13
                          Tax Consequences............................................                  14
                          Share Class Arrangements....................................                  15

Our Family of Funds       ............................................................   Inside Back Cover

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.


           FUND CATEGORY
           ---------------------------
       /X/  GROWTH
       / /  Growth and Income
       / /  Income
       / /  Money Market

(Sidebar)
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in value rather than pay out income.

MSCI EAFE COUNTRIES

include Australia, Japan, New Zealand, most nations in Western Europe, and Hong Kong and Singapore.

(End Sidebar)

THE FUND

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

                    Morgan Stanley Dean Witter International Fund is a mutual fund that seeks long-term capital growth.


ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The Fund will normally invest at least 65% of its total assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., and its "Sub-Advisor"-- Morgan Stanley Dean Witter Investment Management Inc. -- uses a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection.



                    COUNTRY SELECTION. The Sub-Advisor first considers the countries represented in the Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index. The Sub-Advisor -- on an ongoing basis -- establishes the proportion or weighting for each country (eg., overweight, underweight or neutral) relative to the Index for investment by the Fund. The Sub-Advisor may also choose to overweight or underweight particular sectors, such as telecommunications or banking, within each country or region. In making its determinations, it evaluates factors such as valuation, economic outlook, corporate earnings growth, inflation, liquidity and risk characteristics, investor sentiment, interest rates, and currency outlook. The Fund will invest in at least three separate countries.



                    STOCK SELECTION. The Sub-Advisor invests the Fund's assets within each country and/or sector based on its assigned weighting. Within each country, the Sub-Advisor will try to match the performance of a broad local market index by investing in optimized "baskets" of common stocks and other equity securities, which may include depository receipts, preferred securities and convertible securities. In most cases, the MSCI Index for that country will be used as the benchmark index.



                    In addition to the securities discussed above, the Fund may also invest in equity and/or fixed-income and convertible securities of issuers located anywhere in the world, including the United States; securities of other investment companies; forward currency contracts and futures on stock indexes. The Fund may invest up to 10% of its assets in securities of companies located in emerging market countries.



                    Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depository receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.


                    In pursuing the Fund's investment objective, the Investment Manager and/or Sub-Advisor have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis -- and which trading strategies they use. For example, the Investment Manager and/or Sub-Advisor in their discretion may determine to use some permitted trading strategies while not using others. For more information about these investment strategies, see Additional Investment Strategy Information.

ICON                PRINCIPAL RISKS
--------------------------------------------------------------------------------

                    There is no assurance that the Fund will achieve its investment objective. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.


                    A principal risk of investing in the Fund is associated with its foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                    FOREIGN SECURITIES. The Fund's investments in foreign securities (including depository receipts) involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                    Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitation on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a particular region and/or country in which the Fund invests could cause a substantial decline in value of the portfolio. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of the Fund's trades effected in those markets. Delays in purchasing securities may result in the Fund losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Fund due to subsequent declines in value of the securities.


                    The foreign securities in which the Fund invests may be issued by companies located in emerging market countries. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

(Sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.

ANNUAL FUND
OPERATING EXPENSES

These expenses are deducted from the Fund's assets.

(End Sidebar)

                    Many European countries have adopted or are in the process of adopting a single European currency, referred to as the "euro." The consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities the Fund may purchase are presently unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by the Fund.


                    OTHER RISKS. The performance of the Fund also will depend on whether the Investment Manager and/or Sub-Advisor are successful in pursuing the Fund's investment strategy. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in the securities of other investment companies, forward currency contracts and futures on stock indexes. For more information about these risks, see the "Additional Risk Information" section.



                    Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.


ICON                FEES AND EXPENSES
--------------------------------------------------------------------------------
                    The Fund offers four Classes of shares: Classes A, B, C and
                    D. Each Class has a different combination of fees, expenses and other features. The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.


                                                              CLASS A   CLASS B   CLASS C    CLASS D
----------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                  5.25%(1)  None      None      None
----------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
 redemption)                                                  None(2)     5.00%(3)    1.00%(4)  None
----------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------
 Management fee(5)                                             1.00%     1.00%     1.00%      1.00%
----------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                         0.25%     1.00%     1.00%      None
----------------------------------------------------------------------------------------------------
 Other expenses(5)                                             0.51%     0.51%     0.51%      0.51%
----------------------------------------------------------------------------------------------------
 Total annual Fund operating expenses                          1.76%     2.51%     2.51%      1.51%
----------------------------------------------------------------------------------------------------



1    Reduced for purchases of $25,000 and over.
2 Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed on sales made within one year after purchase, except for certain specific circumstances.
3 The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
4    Only applicable to sales made within one year after purchase.
5 The Investment Manager has agreed to assume all operating expenses (except for brokerage and 12b-1 fees) and waive the compensation provided in its investment management agreement until such time as the Fund has $50 million of net assets or until six months from the date of commencement of the Fund's operations, whichever occurs first. Other expenses are estimated. The expenses and fees disclosed above do not reflect the assumption of any expenses or the waiver of any compensation by the Investment Manager.
6 "Other Expenses" are estimated based on expenses anticipated for the first complete fiscal year of the Fund.

                    EXAMPLE
                    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                    The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.


                  IF YOU SOLD YOUR     IF YOU HELD YOUR
                      SHARES:              SHARES:
                 ------------------   ------------------
                 1 YEAR    3 YEARS    1 YEAR    3 YEARS
-----------------------------------   ------------------
 CLASS A           $694     $ 1,050     $694     $ 1,050
-----------------------------------   ------------------
 CLASS B           $754     $ 1,082     $254     $   782
-----------------------------------   ------------------
 CLASS C           $354     $   782     $254     $   782
-----------------------------------   ------------------
 CLASS D           $154     $   477     $154     $   477
-----------------------------------   ------------------


ICON                ADDITIONAL INVESTMENT STRATEGY INFORMATION
--------------------------------------------------------------------------------

                    The Fund seeks long-term capital growth.


                    This section provides additional information concerning the Fund's principal strategies.


                    OTHER GLOBAL SECURITIES. The Fund may invest up to 35% of its assets in equity and/or fixed-income and convertible securities of issuers located anywhere in the world, including the United States.


                    INVESTMENT COMPANIES. The Fund may invest up to 10% of its assets in securities issued by other investment companies. The Investment Manager and/or Sub-Advisor may view these investments as necessary to participate in certain foreign markets where direct investment by the Fund may be difficult or impracticable.

                    EMERGING MARKET COUNTRIES. The Fund may invest up to 10% of its assets in securities of companies located in emerging market countries. These are countries that major financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and most nations located in Western Europe.

                    FORWARD CURRENCY CONTRACTS. The Fund's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Fund may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain exposure to currencies underlying various securities or financial instruments held in its portfolio.


                    FUTURES ON STOCK INDEXES. The Fund may invest in futures on stock indexes. Futures on stock indexes may be used to facilitate allocation of the Fund's investments among asset classes, to increase or decrease the Fund's exposure to the stock or bond markets, to generate income, or to seek to protect against decline in securities prices or increases in prices of securities that may be purchased.


                    DEFENSIVE INVESTING. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager and/or Sub-Advisor believe it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market.


                    PORTFOLIO TURNOVER. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A high turnover rate will increase Fund brokerage costs. It also may increase the Fund's capital gains, which are passed along to Fund shareholders as distributions. This, in turn, may increase your tax liability as a Fund shareholder. See the sections on "Distributions" and "Tax Consequences."



                    The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment and refer to the Fund's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations or changes in assets will not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.


ICON                ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
                    As discussed in the "Principal Risks" section, a principal risk of investing in the Fund is associated with its foreign stock investments. This section provides additional information regarding the principal risks of investing in the Fund.

                    FIXED-INCOME SECURITIES. All fixed-income securities, such as corporate debt, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

                    A portion of the fixed-income convertible securities in which the Fund may invest may be rated below investment grade. Securities rated below investment grade are commonly known as "junk bonds" and have speculative credit risk characteristics.



                    FORWARD CURRENCY CONTRACTS. The Fund's participation in forward currency contracts also involves risks. If the Investment Manager and/or Sub-Advisor employs a strategy that does not correlate well with the Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Fund's volatility and may involve a significant risk.



                    FUTURES ON STOCK INDEXES. If the Fund invests in futures on stock indexes, its participation in these markets would subject the Fund to investment risks to which the Fund would not be subject absent the use of these strategies. If the Investment Manager's and/or Sub-Advisor's predictions of movements in the direction of the stock index are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of futures on stock indexes include, for example, the possible imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument.



                    YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Sub-Advisor, the Fund's other service providers and the markets and corporate and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager, the Sub-Advisor and their affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.



                    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

(Sidebar)
MORGAN STANLEY DEAN WITTER ADVISORS INC.


The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, has more than $129 billion in assets under management or administration as of March 31, 1999.

(End Sidebar)

ICON                FUND MANAGEMENT
--------------------------------------------------------------------------------
                    The Fund has retained the Investment Manager -- Morgan
                    Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and supervise the investment of its assets. The Investment
                    Manager has, in turn, contracted with the Sub-Advisor --
                    Morgan Stanley Dean Witter Investment Management Inc. - to invest the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The
                    Investment Manager is a wholly-owned subsidiary of Morgan
                    Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, New York 10048.

                    The Sub-Advisor, together with its institutional investment management affiliates, manages more than $150 billion primarily for employee benefit plans, investment companies, endowments, foundations and wealthy individuals. The Sub-Advisor also is a subsidiary of Morgan Stanley Dean Witter & Co. Its main business office is located at 1221 Avenue of the Americas, New York, New York 10020.

                    Ann D. Thivierge and Barton Biggs are the primary portfolio managers of the Fund. Ann Thivierge is a Managing Director of the Sub-Advisor. She is a member of the Sub-Advisor's Asset Allocation Committee, primarily representing the Total Funds Management Team since its inception in 1991. Barton M. Biggs has been the Chairman and a Director of the Sub-Advisor since 1980 and a Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a director and chairman of various registered investment companies to which the Sub-Advisor and certain of its affiliates provide investment advisory services.

                    The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager calculated daily by applying the annual rate of 1.0% to the Fund's daily net assets. The Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of this fee. The Investment Manager has agreed to assume all operating expenses (except for brokerage and distribution (12b-1) fees) and waive its management fee for six months or until the Fund has $50 million in assets, whichever occurs first.

SHAREHOLDER INFORMATION

ICON                PRICING FUND SHARES
--------------------------------------------------------------------------------
                    The price of Fund shares (excluding sales charges), called
                    "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

                    The net asset value per share of the Fund is determined once daily at 4 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

                    The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager and/or Sub-Advisor determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price. Due to the Fund's holdings of securities that are primarily listed on foreign exchanges, the values of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your shares.

                    An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

                    UNDERWRITING
--------------------------------------------------------------------------------

                    The Fund will initially offer its shares from approximately May 24, 1999 through June 23, 1999 in an underwriting by the Fund's Distributor, Morgan Stanley Dean Witter Distributors Inc., as the Fund's principal underwriter. During this period, you may place orders to buy shares through the Distributor, however, shares will not be issued until the Closing Date, which will take place on June 28, 1999 or on such later date as agreed upon by the Fund and the Distributor. You are not obligated to pay for the shares prior to the Closing Date. If any orders are accompanied by payment, the payment will be returned to you, unless you request that such payment be invested in a Morgan Stanley Dean Witter Money Market Fund. In such case the funds will be automatically transferred from the Money Market Fund to the Fund on the Closing Date. You may cancel your order to purchase shares without penalty at any time prior to the Closing Date.

(Sidebar)
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (800) THE-DEAN for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at:
www.deanwitter.com/funds

EASYINVEST-SM-
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
(End Sidebar)

                    The Distributor will purchase Class B, Class C and Class D shares from the Fund at $10.00 per share with all proceeds going to the Fund and will purchase Class A shares at $10.00 per share plus a sales charge with the sales charge paid to the Distributor and the net asset value of $10.00 per share going to the Fund. The Distributor may also receive contingent deferred sales charges from future redemptions of Class A, Class B and Class C shares (see "Purchase of Fund Shares -- Continuous Offering").

                    The minimum number of Fund shares which may be purchased by any shareholder during the initial offering period is 100 shares. Certificates for shares purchased will not be issued unless requested by the shareholder in writing.

ICON                HOW TO BUY SHARES
--------------------------------------------------------------------------------
                    You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

                    Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

                    When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your investment order in proper form. We reserve the right to reject any order for the purchase of Fund shares.

MINIMUM INVESTMENT AMOUNTS
------------------------------------------------------------------------------------------------
                                                                            MINIMUM INVESTMENT
                                                                          ----------------------
 INVESTMENT OPTIONS                                                       INITIAL    ADDITIONAL
------------------------------------------------------------------------------------------------
 Regular Accounts                                                          $ 1,000      $ 100
------------------------------------------------------------------------------------------------
 Individual Retirement Accounts:     Regular IRAs                          $ 1,000      $ 100
                                     Education IRAs                           $500      $ 100
------------------------------------------------------------------------------------------------
 EASYINVEST-SM-                      (Automatically from your checking
                                     or savings account or Money Market
                                     Fund)                                   $100*      $ 100*
------------------------------------------------------------------------------------------------

*    Provided your schedule of investments totals $1,000 in twelve months.

                    There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

                    INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.

                    THREE DAY SETTLEMENT. Fund shares are sold through the Fund's distributor, Morgan Stanley Dean Witter Distributors Inc., on a normal three business day basis; that is, your payment for Fund shares is due on the third business day (settlement day) after you place a purchase order.

                    SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

                    - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

                    - Make out a check for the total amount payable to: Morgan
                      Stanley Dean Witter International Fund.

                    - Mail the letter and check to Morgan Stanley Dean Witter
                      Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

ICON                HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
                    PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, Money Market Fund or Short-Term U.S. Treasury
                    Trust, without the imposition of an exchange fee. See the inside back cover of this PROSPECTUS for each Morgan Stanley
                    Dean Witter Fund's designation as a Multi-Class Fund, No-
                    Load Fund or Money Market Fund. If a Morgan Stanley Dean
                    Witter Fund is not listed, consult the inside back cover of that Fund's PROSPECTUS for its designation. For purposes of exchanges, shares of FSC Funds (subject to a front-end sales charge) are treated as Class A shares of a Multi-Class Fund.

                    Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current PROSPECTUS for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment.

                    EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

                    An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

                    The Fund may terminate or revise the exchange privilege upon required notice. Certain services normally available to shareholders of Money Market Funds, including the check writing privilege, are not available for Money Market Fund shares you acquire in an exchange.

                    TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

                    Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time, on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

                    MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

                    TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares -- and the exchange into the other Fund is considered a purchase. As a result, you may realize a capital gain or loss.

                    You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

                    FREQUENT EXCHANGES. A pattern of frequent exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. The Fund will notify you in advance of limiting your exchange privileges.

                    CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this PROSPECTUS for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

                    For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call (800) 869-NEWS.

ICON                HOW TO SELL SHARES
--------------------------------------------------------------------------------
                    You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC.
                    Your shares will be sold at the next price calculated after we receive your order to sell as described below.

 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 Contact your       To sell (redeem) your shares, simply call your Morgan
 Financial Advisor  Stanley Dean Witter Financial Advisor or other authorized financial representative.
                    ------------------------------------------------------------
 ICON               Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
--------------------------------------------------------------------------------
 By Letter          You can also sell your shares by writing a "letter of
                    instruction" that includes:
 ICON               - your account number;
                    - the dollar amount or the number of shares you wish to
                      sell;
                    - the Class of shares you wish to sell; and
                    - the signature of each owner as it appears on the account.
                    ------------------------------------------------------------
                    If you are requesting payment to anyone other than the
                    registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                    pre-designated bank account, you will need a signature
                    guarantee. You can obtain a signature guarantee from an
                    eligible guarantor acceptable to Morgan Stanley Dean Witter
                    Trust FSB. (You should contact Morgan Stanley Dean Witter
                    Trust FSB at (800) 869-NEWS for a determination as to
                    whether a particular institution is an eligible guarantor.)
                    A notary public CANNOT provide a signature guarantee.
                    Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                    ------------------------------------------------------------
                    Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                    P.O. Box 983, Jersey City, New Jersey 07303. If you hold
                    share certificates, you must return the certificates, along with the letter and any required additional documentation.
                    ------------------------------------------------------------
                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    instructions.
--------------------------------------------------------------------------------
 Systematic         If your investment in all of the Morgan Stanley Dean Witter
 Withdrawal Plan    Family of Funds has a total market value of at least
                    $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a Fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                    semi-annual or annual basis, from any Fund with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                    ------------------------------------------------------------
 ICON               Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                    section of this PROSPECTUS.
                    ------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your
                    Morgan Stanley Dean Witter Financial Advisor or call (800)
                    869-NEWS. You may terminate or suspend your plan at any
                    time. Please remember that withdrawals from the plan are
                    sales of shares, not Fund "distributions," and ultimately
                    may exhaust your account balance. The Fund may terminate or revise the plan at any time.
--------------------------------------------------------------------------------

                    PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

(Sidebar)
TARGETED DIVIDENDS-SM-
You may select to have your Fund distributions automatically invested in other Classes of Fund shares or Classes of another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
(End Sidebar)

                    Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (not more than fifteen days from the time we receive the check).

                    TAX CONSIDERATIONS. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

                    REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

                    INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST -SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

                    However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

                    MARGIN ACCOUNTS. Certain restrictions may apply to Fund shares pledged in margin accounts with Dean Witter Reynolds or another authorized broker-dealer of Fund shares. If you hold Fund shares in this manner, please contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative for more details.

ICON                DISTRIBUTIONS
--------------------------------------------------------------------------------
                    The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them.
                    These amounts may be passed along as "capital gain distributions."

                    The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends and capital gains are distributed annually in December. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

                    Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

ICON                TAX CONSEQUENCES
--------------------------------------------------------------------------------
                    As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

                    Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

                    - The Fund makes distributions; and

                    - You sell Fund shares, including an exchange to another
                      Morgan Stanley Dean Witter Fund.

                    TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

                    Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

                    TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

                    When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

(Sidebar)
FRONT-END SALES
CHARGE OR FSC
An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
(End Sidebar)

ICON                SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
                    The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

                    The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

                    The chart below compares the sales charge and annual 12b-1 fee applicable to each Class:

CLASS   SALES CHARGE                              ANNUAL 12b-1 FEE
------------------------------------------------------------------
 A      Maximum 5.25% initial sales charge
        reduced for purchase of $25,000 or more;
        shares sold without an initial sales
        charge are generally subject to a 1.0%
        CDSC during the first year                          0.25%
------------------------------------------------------------------
 B      Maximum 5.0% CDSC during the first year
        decreasing to 0% after six years                    1.0%
------------------------------------------------------------------
 C      1.0% CDSC during the first year                     1.0%
------------------------------------------------------------------
 D      None                                            None
------------------------------------------------------------------

                     CLASS A SHARES  Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

                    The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                      FRONT-END SALES CHARGE
                                          ----------------------------------------------
                                              PERCENTAGE OF       APPROXIMATE PERCENTAGE
 AMOUNT OF SINGLE TRANSACTION             PUBLIC OFFERING PRICE     OF AMOUNT INVESTED
----------------------------------------------------------------------------------------
 Less than $25,000                                 5.25%                    5.54%
----------------------------------------------------------------------------------------
 $25,000 but less than $50,000                     4.75%                    4.99%
----------------------------------------------------------------------------------------
 $50,000 but less than $100,000                    4.00%                    4.17%
----------------------------------------------------------------------------------------
 $100,000 but less than $250,000                   3.00%                    3.09%
----------------------------------------------------------------------------------------
 $250,000 but less than $1 million                 2.00%                    2.04%
----------------------------------------------------------------------------------------
 $1 million and over                                  0                        0
----------------------------------------------------------------------------------------

                    The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

                    - A single account (including an individual, trust or
                      fiduciary account).

                    - Family member accounts (limited to husband, wife and
                      children under the age of 21).

                    - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

                    - Tax-exempt organizations.

                    - Groups organized for a purpose other than to buy mutual
                      fund shares.

                    COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

                    RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any Fund subject to the Fund's minimum initial investment requirement.

                    You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or
                    (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

                    LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and
                    (2) the cost of shares of other Funds
                    you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative or by calling
                    (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid.

                    OTHER FRONT-END SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or CDSC upon sale) if your account qualifies under one of the following categories:

                    - A trust for which Morgan Stanley Dean Witter Trust FSB
                      provides discretionary trustee services.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

                    - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Dean Witter Reynolds' Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.

                    - An MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

                    - A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that:
                      (1) you sold the shares not more than 60 days prior to the purchase of Fund shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

                    - Current or retired Directors/Trustees of the Morgan
                      Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

                    - Current or retired directors, officers and employees of
                      Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

(Sidebar)
CONTINGENT DEFERRED SALES CHARGE OR CDSC
A fee you pay when you sell shares of certain Morgan Stanley Dean Witter Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
(End Sidebar)

                     CLASS B SHARES  Class B shares are offered at net asset
                    value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

 YEAR SINCE PURCHASE PAYMENT MADE              CDSC AS A PERCENTAGE OF AMOUNT REDEEMED
--------------------------------------------------------------------------------------------
 First                                                            5.0%
--------------------------------------------------------------------------------------------
 Second                                                           4.0%
--------------------------------------------------------------------------------------------
 Third                                                            3.0%
--------------------------------------------------------------------------------------------
 Fourth                                                           2.0%
--------------------------------------------------------------------------------------------
 Fifth                                                            2.0%
--------------------------------------------------------------------------------------------
 Sixth                                                            1.0%
--------------------------------------------------------------------------------------------
 Seventh and thereafter                                          None
--------------------------------------------------------------------------------------------

                    Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

                    CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

                    - Sales of shares held at the time you die or become
                      disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

                    - Sales in connection with the following retirement plan
                      "distributions:" (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age
                      59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or
                      (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

                    - Sales of shares held for you as a participant in an MSDW
                      Eligible Plan.

                    - Sales of shares in connection with the Systematic
                      Withdrawal Plan of up to 12% annually of the value of each Fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

                    All waivers will be granted only following the Distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.


                    DISTRIBUTION FEE. Class B shares are subject to an annual distribution (12b-1) fee of 1.0% of the average daily net assets of Class B.



                    CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis.


                    In the case of Class B shares held in an MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

                    Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

                    If you exchange your Class B shares for shares of a Money Market Fund, No-Load Fund or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

                    EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

                    For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each Fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that Fund up to the amount of any applicable CDSC.

                    In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a Fund with a lower CDSC rate.

                     CLASS C SHARES  Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

                    DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

                     CLASS D SHARES  Class D shares are offered without any
                    sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following investor categories:

                    - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

                    - Employee benefit plans maintained by Morgan Stanley Dean
                      Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

                    - Certain unit investment trusts sponsored by Dean Witter
                      Reynolds.

                    - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

                    MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million ($25 million for certain MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

                     NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS  If you
                    receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

                     PLAN OF DISTRIBUTION (RULE 12b-1 FEES)  The Fund has
                    adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

NOTES

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MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

                             The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!

--------------------------------------------------------------------------------
 GROWTH FUNDS
--------------------------------

GROWTH FUNDS
Aggressive Equity Fund

American Opportunities Fund

Capital Growth Securities
Developing Growth Securities
Equity Fund
Growth Fund
Market Leader Trust
Mid-Cap Growth Fund
Special Value Fund
Value Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Precious Metals and Minerals Trust

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas" Portfolio
European Growth Fund
Fund of Funds - International Portfolio
Global Dividend Growth Securities
International SmallCap Fund
Japan Fund
Pacific Growth Fund

--------------------------------------------------------------------------------
 GROWTH AND INCOME FUNDS
--------------------------------
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Fund of Funds - Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Value-Added Market Series/Equity Portfolio

THEME FUNDS
Global Utilities Fund

Real Estate Fund

Utilities Fund

--------------------------------------------------------------------------------
 INCOME FUNDS
--------------------------------

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)

GLOBAL INCOME FUNDS
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust

--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
--------------------------------

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)
N.Y. Municipal Money Market Trust (MM)
Tax-Free Daily Income Trust (MM)

There may be Funds created after this PROSPECTUS was published. Please consult the inside front cover of a new Fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.
Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are:
NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

MORGAN STANLEY DEAN WITTER
INTERNATIONAL FUND

                    Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                           (800) 869-NEWS

                    You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                                      WWW.DEANWITTER.COM/FUNDS

                    Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


(INVESTMENT COMPANY ACT FILE NO. 811-09081)

STATEMENT OF ADDITIONAL INFORMATION


MAY 5, 1999

                                                           MORGAN STANLEY
                                                           DEAN WITTER
                                                           INTERNATIONAL
                                                           FUND

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    This STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. The PROSPECTUS dated May 5, 1999 for the Morgan Stanley Dean Witter International Fund may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.


Morgan Stanley Dean Witter
International Fund
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
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  I. Fund History......................................  4

 II. Description of the Fund and Its Investments and
    Risks.............................................   4

    A. Classification.................................   4

    B. Investment Strategies and Risks................   4

    C. Fund Policies/Investment Restrictions..........  13

III. Management of the Fund............................ 15

    A. Board of Trustees..............................  15

    B. Management Information.........................  15

    C. Compensation...................................  19

 IV. Control Persons and Principal Holders of
    Securities........................................  21

  V. Investment Management and Other Services.......... 21

    A. Investment Manager and Sub-Advisor.............  21

    B. Principal Underwriter..........................  22

    C. Services Provided by the Investment Manager and
       Fund Expenses Paid by Third Parties............  22

    D. Dealer Reallowances............................  23

    E. Rule 12b-1 Plan................................  23

    F. Other Service Providers........................  26

 VI. Brokerage Allocation and Other Practices.......... 27

    A. Brokerage Transactions.........................  27

    B. Commissions....................................  27

    C. Brokerage Selection............................  28

    D. Directed Brokerage.............................  28

    E. Regular Broker-Dealers.........................  28

VII. Capital Stock and Other Securities................ 28

VIII. Purchase, Redemption and Pricing of Shares........ 29

    A. Purchase/Redemption of Shares..................  29

    B. Offering Price.................................  30

 IX. Taxation of the Fund and Shareholders............. 31

  X. Underwriters...................................... 32

 XI. Calculation of Performance Data................... 33

XII. Financial Statements.............................. 34

GLOSSARY OF SELECTED DEFINED TERMS
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    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Chase Manhattan Bank.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DIRECTORS"--The Board of Directors of the Fund.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.

"FUND"--Morgan Stanley Dean Witter International Fund, a registered open-end investment company.

"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

"INDEPENDENT DIRECTORS"--Directors who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"SUB-ADVISOR"--Morgan Stanley Dean Witter Investment Management Inc., a subsidiary of MSDW.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

I. FUND HISTORY
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    The Fund was incorporated in the Commonwealth of Massachusetts on October 23, 1998.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
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A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company whose investment objective is long-term capital growth.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information."

    U.S. GOVERNMENT SECURITIES. Securities issued by the U.S. Government, its agencies or instrumentalities in which the Fund may invest include:

        (1) U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

        (2) Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing such obligations are the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to 30 years.


    Neither the value nor the yield of the U.S. Government securities which may be invested in by the Fund are guaranteed by the U.S. Government. Such values and yield will fluctuate with changes in prevailing interest rates and other factors. Generally, as prevailing interest rates rise, the value of any U.S. Government securities held by the Fund will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities.



    CONVERTIBLE SECURITIES. The Fund may invest in fixed-income securities and/or equity securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).



    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objective. Up to 5% of the Fund's net assets may be invested in fixed-income convertible securities rated below investment grade or, if unrated, of comparable quality as determined by the Sub-Advisor or the Investment Manager. Securities rated below investment grade are the equivalent of high yield, high risk bonds (commonly known as "junk bonds").


    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("FORWARD CONTRACTS") as a hedge against fluctuations in future foreign exchange rates. The Fund may conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. Forward contracts only will be entered into with United States banks and their foreign branches, foreign banks, insurance companies and other dealers whose assets total $1 billion or more, or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    The Fund may enter into forward contracts under various circumstances. The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which the Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    The Investment Manager also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

    The Fund will not enter into forward currency contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities.

    Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

    The Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

    Forward currency contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund's volatility and may involve a significant amount of risk relative to the investment of cash.

    OPTION AND FUTURES TRANSACTIONS. The Fund may engage in transactions in listed options. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange, at the exercise price.

    COVERED CALL WRITING. The Fund is permitted to write covered call options on portfolio securities and on the U.S. dollar and foreign currencies in which they are denominated, without limit.

    The Fund will receive from the purchaser, in return for a call it has written, a "premium;" i.e., the price of the option. Receipt of these premiums may better enable the Fund to earn a higher level of current income than it would earn from holding the underlying securities (or currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (or currencies) underlying the option decline in value.

    The Fund may be required, at any time during the option period, to deliver the underlying security (or currency) against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

    Options written by the Fund normally have expiration dates of from up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    COVERED PUT WRITING. As a writer of a covered put option, the Fund incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, the Fund would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). During the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (or currency). The aggregate value of the obligations underlying puts may not exceed 50% of the Fund's assets. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

    PURCHASING CALL AND PUT OPTIONS. The Fund may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. The purchase of a call option would enable the Fund, in return for the premium paid to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable the Fund, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option.

    OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts.

    OTC OPTIONS. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. The Fund will engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers.

    RISKS OF OPTIONS TRANSACTIONS. The successful use of options depends on the ability of the Investment Manager to forecast correctly interest rates, currency exchange rates and/or market movements. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the value of its denominated currency) increase, but has retained the risk of loss should the price of the underlying security (or the value of its denominated currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

    The Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction.

    Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    The markets in foreign currency options are relatively new and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    FUTURES CONTRACTS. The Fund may purchase and sell interest rate, currency and index futures contracts that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

    A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables the Fund to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.

    Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

    MARGIN. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

    OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less
(more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Fund's net assets which may be subject to a hedge position.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which the Fund seeks a hedge. A correlation may also be distorted
(a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds;
(b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements;
(c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by the Investment Manager may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodi-ties exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Fund's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

    MONEY MARKET SECURITIES. The Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion. If the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grades by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and

    REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Sub-Advisor subject to procedures established by the Directors. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

    REVERSE REPURCHASE AGREEMENTS. The Fund may also use reverse repurchase agreements for purposes of meeting redemptions or as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. These transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so.

    The Fund will establish a segregated account in which it will maintain cash, U.S. Government securities or other appropriate liquid portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements may not exceed 10% of the Fund's total assets. The Fund will make no purchases of portfolio securities while it is still subject to a reverse repurchase agreement.

    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

    WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Sub-Advisor determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also establish a segregated account on the Fund's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

    The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund's [total or net] assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.


    PRIVATE PLACEMENTS. The Fund may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "SECURITIES ACT"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.



    Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Sub-Advisor, pursuant to procedures adopted by the Directors, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which under current policy may not exceed 15% of the Fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

    WARRANTS AND SUBSCRIPTION RIGHTS. The Fund may acquire warrants and subscription rights attached to other securities. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.

    A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock. A subscription right is freely transferable.

    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the Sub-Advisor and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Sub-Advisor, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "INVESTMENT COMPANY ACT"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund will:

    1.  Seek long-term capital growth.

The Fund MAY NOT:

    1. As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities).

    2. As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

    3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

    4. Purchase or sell real estate or interests therein (including real estate limited partnerships), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

    5. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor these programs.

    6. Purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell (write) interest rate, currency and stock and bond index futures contracts and related options thereon.

    7. Borrow money (except insofar as the Fund may be deemed to have borrowed by entrance into a reverse repurchase agreement up to an amount not exceeding 10% of the Fund's total assets), except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% of its total assets (not including the amount borrowed).

    8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.

    9. Issue senior securities as defined in the Investment Company Act, except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase or reverse repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling futures contracts, forward foreign exchange contracts or options; (d) borrowing money; or (e) lending portfolio securities.

    10. Make loans of money or securities, except: (a) by the purchase of publicly distributed debt obligations; (b) by investment in repurchase or reverse repurchase agreements; or (c) by lending its portfolio securities.

    11. Make short sales of securities or maintain a short position, unless at all times when a short position is open it either owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

    12. Purchase securities on margin, except for short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

    13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

    14. Invest for the purpose of exercising control or management of any other issuer.

    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF DIRECTORS

    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "MANAGEMENT TRUSTEES") are affiliated with the Investment Manager. All of the Independent Trustees also serve as Independent Trustees of "DISCOVER BROKERAGE INDEX SERIES," a mutual fund for which the Investment Manager is the investment advisor. Three of the six Independent Trustees are also Independent Trustees of certain other mutual funds, referred to as the "TCW/DW FUNDS," for which MSDW Services Company is the manager and TCW Funds Management, Inc. is the investment advisor.



    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 85 Morgan Stanley Dean Witter Funds, the 11 TCW/DW Funds and Discover Brokerage Index Series, are shown below.



      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Michael Bozic (58) ...................................  Vice Chairman of Kmart Corporation (since December, 1998);
Trustee                                                 Director or Trustee of the Morgan Stanley Dean Witter
c/o Kmart Corporation                                   Funds and Discover Brokerage Index Series; formerly
3100 West Big Beaver Road                               Chairman and Chief Executive Officer of Levitz Furniture
Troy, Michigan                                          Corporation (November, 1995-November, 1998) and President
                                                        and Chief Executive Officer of Hills Department Stores
                                                        (May, 1991-July, 1995); formerly variously Chairman, Chief
                                                        Executive Officer, President and Chief Operating Officer
                                                        (1987-1991) of the Sears Merchandise Group of Sears,
                                                        Roebuck and Co.; Director of Eaglemark Financial Services,
                                                        Inc. and Weirton Steel Corporation.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Charles A. Fiumefreddo* (66) .........................  Chairman, Director or Trustee and Chief Executive Officer
Chairman of the Board,                                  of the Morgan Stanley Dean Witter Funds, the TCW/DW Funds
Chief Executive Officer and Trustee                     and Discover Brokerage Index Series; formerly Chairman,
Two World Trade Center                                  Chief Executive Officer and Director of the Investment
New York, New York                                      Manager, the Distributor and MSDW Services Company;
                                                        Executive Vice President and Director of Dean Witter
                                                        Reynolds; Chairman and Director of the Transfer Agent;
                                                        formerly Director and/or officer of various MSDW sub-
                                                        sidiaries (until June, 1998).
Edwin J. Garn (66) ...................................  Director or Trustee of the Morgan Stanley Dean Witter
Trustee                                                 Funds and Discover Brokerage Index Series; formerly United
c/o Huntsman Corporation                                States Senator (R-Utah)(1974-1992) and Chairman, Senate
500 Huntsman Way                                        Banking Committee (1980-1986); formerly Mayor of Salt Lake
Salt Lake City, Utah                                    City, Utah (1971-1974); formerly Astronaut, Space Shuttle
                                                        Discovery (April 12-19, 1985); Vice Chairman, Huntsman
                                                        Corporation; Director of Franklin Covey (time management
                                                        systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between
                                                        Lockheed Martin and the Boeing Company) and Nuskin Asia
                                                        Pacific (multilevel marketing); member of the board of
                                                        various civic and charitable organizations.
Wayne E. Hedien (65) .................................  Retired; Director or Trustee of the Morgan Stanley Dean
Trustee                                                 Witter Funds and Discover Brokerage Index Series; Director
 c/o Gordon Altman Butowsky                             of The PMI Group, Inc. (private mortgage insurance);
Weitzen Shalov & Wein                                   Trustee and Vice Chairman of The Field Museum of Natural
Counsel to the Independent Trustee                      History; formerly associated with the Allstate Companies
114 West 47th Street                                    (1966-1994), most recently as Chairman of The Allstate
New York, New York                                      Corporation (March, 1993-December, 1994) and Chairman and
                                                        Chief Executive Officer of its wholly-owned subsidiary,
                                                        Allstate Insurance Company (July, 1989-December, 1994);
                                                        director of various other business and charitable
                                                        organizations.
Dr. Manuel H. Johnson (50) ...........................  Senior Partner, Johnson Smick International, Inc., a
Trustee                                                 consulting firm; Co-Chairman and a founder of the Group of
c/o Johnson Smick International, Inc.                   Seven Council (G7C), an international economic commission;
1133 Connecticut Avenue, N.W.                           Chairman of the Audit Committee and Director or Trustee of
Washington, D.C.                                        the Morgan Stanley Dean Witter Funds, the TCW/DW Funds and
                                                        Discover Brokerage Index Series; Director of Greenwich
                                                        Capital Markets, Inc. (broker-dealer) and NVR, Inc. (home
                                                        construction); Chairman and Trustee of the Financial
                                                        Accounting Foundation (oversight organization of the
                                                        Financial Accounting Standards Board); formerly Vice
                                                        Chairman of the Board of Governors of the Federal Reserve
                                                        System (1986-1990) and Assistant Secretary of the U.S.
                                                        Treasury.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Michael E. Nugent (63) ...............................  General Partner, Triumph Capital, L.P., a private invest-
Trustee                                                 ment partnership; Chairman of the Insurance Committee and
c/o Triumph Capital, L.P.                               Director or Trustee of the Morgan Stanley Dean Witter
237 Park Avenue                                         Funds, the TCW/DW Funds and Discover Brokerage Index
New York, New York                                      Series; formerly Vice President, Bankers Trust Company and
                                                        BT Capital Corporation (1984-1988); director of various
                                                        business organizations.
Philip J. Purcell* (55) ..............................  Chairman of the Board of Directors and Chief Executive
Trustee                                                 Officer of MSDW, Dean Witter Reynolds and Novus Credit
1585 Broadway                                           Services Inc.; Director of the Distributor; Director or
New York, New York                                      Trustee of the Morgan Stanley Dean Witter Funds and
                                                        Discover Brokerage Index Series; Director and/or officer
                                                        of various MSDW subsidiaries.
John L. Schroeder (68) ...............................  Retired; Chairman of the Derivatives Committee and
Trustee                                                 Director or Trustee of the Morgan Stanley Dean Witter
 c/o Gordon Altman Butowsky                             Funds, the TCW/DW Funds and Discover Brokerage Index
Weitzen Shalov & Wein                                   Series; Director of Citizens Utilities Company; formerly
Counsel to the Independent Trustees                     Executive Vice President and Chief Investment Officer of
114 West 47th Street                                    the Home Insurance Company (August, 1991-September, 1995).
New York, New York
Mitchell M. Merin (45) ...............................  President and Chief Operating Officer of Asset Management
President                                               of MSDW (since December, 1998); President and Director
Two World Trade Center                                  (since April, 1997) and Chief Executive Officer (since
New York, New York                                      June, 1998) of the Investment Manager and MSDW Services
                                                        Company; Chairman, Chief Executive Officer and Director of
                                                        the Distributor (since June, 1998); Chairman and Chief
                                                        Executive Officer (since June, 1998) and Director (since
                                                        January, 1998) of the Transfer Agent; Director of various
                                                        MSDW subsidiaries; President of the Morgan Stanley Dean
                                                        Witter Funds, the TCW/DW Funds and Discover Brokerage
                                                        Index Series (since May, 1999); previously Chief Strategic
                                                        Officer of the Investment Manager and MSDW Services
                                                        Company and Executive Vice President of the Distributor
                                                        (April, 1997-June, 1998), Vice President of the Morgan
                                                        Stanley Dean Witter Funds, the TCW/DW Funds and Discover
                                                        Brokerage Index Series (May, 1997-April, 1999), and
                                                        Executive Vice President of Dean Witter, Discover & Co.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Barry Fink (45) ......................................  Senior Vice President (since March, 1997) and Secretary
Vice President,                                         and General Counsel (since February, 1997) and Director
Secretary and General Counsel                           (since July, 1998) of the Investment Manager and MSDW
Two World Trade Center                                  Services Company; Senior Vice President (since March,
New York, New York                                      1997) and Assistant Secretary and Assistant General
                                                        Counsel (since February, 1997) of the Distributor;
                                                        Assistant Secretary of Dean Witter Reynolds (since August,
                                                        1996); Vice President, Secretary and General Counsel of
                                                        the Morgan Stanley Dean Witter Funds and the TCW/DW Funds
                                                        (since February, 1997); Vice President, Secretary and
                                                        General Counsel of Discover Brokerage Index Series;
                                                        previously First Vice President (June, 1993-February,
                                                        1997), Vice President and Assistant Secretary and
                                                        Assistant General Counsel of the Investment Manager and
                                                        MSDW Services Company and Assistant Secretary of the Mor-
                                                        gan Stanley Dean Witter Funds and the TCW/DW Funds.
Thomas F. Caloia (52) ................................  First Vice President and Assistant Treasurer of the
Treasurer                                               Investment Manager and MSDW Services Company; Treasurer of
Two World Trade Center                                  the Morgan Stanley Dean Witter Funds, the TCW/DW Funds and
New York, New York                                      Discover Brokerage Index Series.



    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, and JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and MARK BAVOSO, Senior Vice President of the Investment Manager, are Vice Presidents of the Fund.


    In addition, FRANK BRUTTOMESSO, MARILYN K. CRANNEY, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and TODD LEBO, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.

    INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so. All of the Independent Trustees serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. In addition, three of the Trustees, including two Independent Trustees, serve as members of the Insurance Committee.

    The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, broker-

------------------------
* Denotes Trustees who are "interested persons" of the Fund, as defined in the Investment Company Act.

age commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

    Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.

C. COMPENSATION


    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Directors are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.


    At such time as the Fund has been in operation, and has paid fees to the Independent Trustees, for a full fiscal year, and assuming that during such fiscal year the Fund holds the same number of meetings of the Board, the Independent Trustees and the Committees as were held by the other Morgan Stanley Dean Witter Funds during the calendar year ended December 31, 1998, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be the amount shown in the following table:

                         FUND COMPENSATION (ESTIMATED)


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,650
Edwin J. Garn.................................................       1,650
Wayne E. Hedien...............................................       1,650
Dr. Manuel H. Johnson.........................................       2,400
Michael E. Nugent.............................................       2,150
John L. Schroeder.............................................       2,150



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 85 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31, 1998. With respect to Messrs. Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. No compensation was paid to the Fund's Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.


    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS


                                                                    TOTAL CASH
                              FOR SERVICE AS                       COMPENSATION
                               DIRECTOR OR                         FOR SERVICES
                               TRUSTEE AND       FOR SERVICE AS    TO 85 MORGAN
                             COMMITTEE MEMBER     TRUSTEE AND      STANLEY DEAN
                               OF 85 MORGAN     COMMITTEE MEMBER   WITTER FUNDS
          NAME OF              STANLEY DEAN       OF 11 TCW/DW      AND 11 TCW/
    INDEPENDENT TRUSTEE        WITTER FUNDS          FUNDS           DW FUNDS
---------------------------  ----------------   ----------------   -------------
Michael Bozic..............      $120,150           --               $120,150
Edwin J. Garn..............       132,450           --                132,450
Wayne E. Hedien............       132,350           --                132,350
Dr. Manuel H. Johnson......       128,400            62,331           190,731
Michael E. Nugent..........       132,450            62,131           194,581
John L. Schroeder..........       132,450            64,731           197,181



    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, not including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Director") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.



    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.

------------------------

1 An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 55 Morgan Stanley Dean Witter Funds (not including the Fund) for the calendar year ended December 31, 1998, and the estimated retirement benefits for the Fund's Independent Trustees, to commence upon their retirement, from the 55 Morgan Stanley Dean Witter Funds as of the calendar year ended December 31, 1998.



                  RETIREMENT BENEFITS FROM ALL MORGAN STANLEY
                               DEAN WITTER FUNDS



                                           FOR ALL ADOPTING FUNDS
                                     ----------------------------------
                                        ESTIMATED                               RETIREMENT     ESTIMATED ANNUAL
                                     CREDITED YEARS       ESTIMATED          BENEFITS ACCRUED   BENEFITS UPON
                                      OF SERVICE AT     PERCENTAGE OF         AS EXPENSES BY   RETIREMENT FROM
                                       RETIREMENT          ELIGIBLE            ALL ADOPTING      ALL ADOPTING
NAME OF INDEPENDENT TRUSTEE           (MAXIMUM 10)       COMPENSATION             FUNDS            FUNDS(2)
-----------------------------------  ---------------   ----------------      ----------------  ----------------
Michael Bozic......................         10              60.44%           $      22,377     $     52,250
Edwin J. Garn......................         10              60.44                   35,225           52,250
Wayne E. Hedien....................          9              51.37                   41,979           44,413
Dr. Manuel H. Johnson..............         10              60.44                   14,047           52,250
Michael E. Nugent..................         10              60.44                   25,336           52,250
John L. Schroeder..................          8              50.37                   45,117           44,343


------------------------


2 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    The Investment Manager provided the initial capital for the Fund by purchasing 2,500 shares each of Class A, Class B, Class C and Class D of the Fund for $25,000, respectively, on May 4, 1999. As of the date of this Prospectus, the Investment Manager owned 100% of the outstanding shares of the Fund. The Investment Manager may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.



    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of common stock of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of common stock outstanding.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER AND SUB-ADVISOR

    The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.


    The Sub-Advisor is Morgan Stanley Dean Witter Investment Management Inc., a subsidiary of MSDW and an affiliate of the Investment Manager, whose address is 1221 Avenue of the Americas, New York, New York 10020. The Sub-Advisor was retained to provide sub-advisory services to the Fund effective May 3, 1999.


    Pursuant to an Investment Management Agreement (the "MANAGEMENT AGREEMENT") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services, manage its business affairs and supervise the investment of the Fund's assets. The Fund pays the

Investment Manager monthly compensation calculated daily by applying the annual rate of 1.00% to the net assets of the Fund determined as of the close of each business day. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

    Under a Sub-Advisory Agreement (the "SUB-ADVISORY AGREEMENT") between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments, subject to the overall supervision of the Investment Manager. The Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of the Investment Manager's fee.

B. PRINCIPAL UNDERWRITER

    The Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

    The Investment Manager supervises the investment of the Fund's assets. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously oversee the management of the assets of the Fund in a manner consistent with its investment objective.

    Under the terms of the Management Agreement, the Investment Manager also maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Pursuant to the Sub-Advisory Agreement, the Sub-Advisor has been retained, subject to the overall supervision of the Investment Manager, to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends with respect to International issuers.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.


    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


    The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees who are not parties to the Management Agreement or the Sub-Advisory Agreement or are "independent Trustees," which votes must be cast in person at a meeting called for the purpose of voting on such approval.


D. DEALER REALLOWANCES

    Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12b-1 PLAN


    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "PLAN") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25% and 1.0% of the average daily net assets of Class A, Class B and Class C, respectively.


    The Distributor also receives the proceeds of front-end sales charges ("FSCS") and of contingent deferred sales charges ("CDSCS") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.

    Under the Plan and as required by Rule 12b-1, the Directors receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. This amount is equal to 1.00% of the average daily aggregate gross sales of Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived. This 12b-1 fee is treated by the Fund as an expense in the year it is accrued.

    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.

    With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or Dean Witter Reynolds Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW ELIGIBLE PLANS"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

    With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

    With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.

    With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program, the Investment Manager compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program).

    The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating Dean Witter Reynolds's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund sales.

    The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("CARRYING CHARGE"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "BROKER'S CALL RATE") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Directors, including, a majority of the Independent Directors. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Directors will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Directors will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

    In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized broker-dealer representatives at the time of sale may be reimbursed in the subsequent calendar year. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

    No interested person of the Fund nor any Independent Director has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

    On an annual basis, the Directors, including a majority of the Independent Directors, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Directors requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Directors considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Directors, including each of the Independent Directors, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Directors' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Directors shall be committed to the discretion of the Independent Directors.

F. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

    The Chase Manhattan Bank, One Chase Plaza, New York, New York 10005 is the Custodian of the Fund's assets. The Custodian has contracted with various foreign banks and depositaries to hold portfolio securities of non-U.S. issuers on behalf of the Fund. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
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A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Directors, the Investment Manager and the Sub-Advisor are responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of secu-rities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

B. COMMISSIONS

    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Directors, including the Independent Directors, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager and the Sub-Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager and the Sub-Advisor rely upon their experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    In seeking to implement the Fund's policies, the Investment Manager and the Sub-Advisor effect transactions with those brokers and dealers who the Investment Manager and/or the Sub-Advisor believe provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager and/or the Sub-Advisor believe the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager and the Sub-Advisor. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager and/or the Sub-Advisor from brokers and dealers may be of benefit to the Investment Manager and/or the Sub-Advisor in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.

    The Investment Manager and the Sub-Advisor currently serve as advisors to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and the Sub-Advisor to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE

    Not Applicable

E. REGULAR BROKER-DEALERS

    Not Applicable

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The Fund is authorized to issue 2 billion shares of common stock of $0.01 par value. Shares of the Fund, when issued, are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. All shares are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses have been paid.

Except for agreements entered into by the Fund in its ordinary course of business within the limitations of the Fund's fundamental investment policies (which may be modified only by shareholder vote), the Fund will not issue any securities other than common stock.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the PROSPECTUS.

    The shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board.

    The Fund's By-Laws provide that one or more of the Fund's Directors may be removed, either with or without cause, at any time by the affirmative vote of the Fund's shareholders holding a majority of the outstanding shares entitled to vote for the election of Directors. A special meeting of the shareholders of the Fund will be called by the Fund's Secretary upon the written request of shareholders entitled to vote at least 10% of the Fund's outstanding shares. The Fund will also comply with the provisions of Section 16(c) of the Investment Company Act.

    All of the Directors have been elected by the shareholders of the Fund. The Directors themselves have the power to alter the number and the terms of office of the Directors (as provided for in the Articles of Incorporation), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Directors has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
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A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

B. OFFERING PRICE

    The Fund's Class B, Class C and Class D shares are offered at net asset value and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Dean Witter Reynolds and other authorized dealers as described in Section "V. Investment Management and Other Services--E. Rule 12b-1 Plan."

    The price of Fund shares, called "NET ASSET VALUE," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.

    In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange is valued at its latest sale price on that exchange, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or the Sub-Advisor that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.

    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Directors determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Directors.

    Certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Fund's Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

    Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Directors determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

    Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

    Gains or losses on the Fund's transactions in listed non-equity options, futures and options on futures generally are treated as 60% long-term and 40% short-term. When the Fund engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Fund. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Fund.

    Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.

    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The Taxpayer Relief Act of 1997 reduced the maximum tax on long-term capital gains applicable to individuals from 28% to 20%.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short term capital gains.

    After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, and the portion taxable as long-term capital gains.

    PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

    Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

    If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Fund's Distributor, Morgan Stanley Dean Witter Distributors Inc. (which has the same address as the Investment Manager), is the principal underwriter of the Fund's shares and has agreed to purchase up to 10,000,000 shares from the Fund, which number may be increased or decreased in accordance with the Underwriting Agreement. The Underwriting Agreement provides that the obligation of the Distributor is subject to certain conditions precedent (such as the filling of certain forms and documents required by various federal and state agencies and the rendering of certain opinions of counsel) and that the Distributor will be obligated to purchase the shares of the Fund on June 28, 1999, or such other date as may be agreed upon between the Distributor and the Fund and to purchase shares of the Fund at a later date to be agreed upon between the Distributor and the Fund (the "Closing Date"). Shares will not be issued and dividends will not be declared by the Fund until after the Closing Date.


    The Distributor will purchase Class B, Class C and Class D shares from the Fund at $10.00 per share with all proceeds going to the Fund and will purchase Class A shares at $10.00 per share plus a sales charge with the sales charge paid to the Distributor and the $10.00 per share going to the Fund.

    The Distributor may, however, receive contingent deferred sales charges for future redemptions of Class A, Class B and Class C shares (see "Purchase of Fund Shares--Continuous Offering" in the Prospectus).

    The Distributor shall, regardless of its expected underwriting commitment, be entitled and obligated to purchase only the number of shares for which purchase orders have been received by the Distributor prior to 2:00 p.m., New York time, on the third business day preceding the Closing Date, or such other date as may be agreed to between the parties.

    The minimum number of Fund shares which may be purchased pursuant to this offering is 100 shares. Certificates for shares purchased will not be issued unless requested by the shareholder in writing.

    The Distributor has agreed to pay certain expenses of the initial offering and the subsequent Continuous Offering of the Portfolio's shares. The Fund has agreed to pay certain compensation to the Distributor pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act to compensate the Distributor for services it renders and the expenses it bears under the Underwriting Agreement. The Fund will bear the cost of initial typesetting, printing and distribution of Prospectuses and Statements of Additional Information and supplements thereto to shareholders. The Fund has agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

    A continuous offering of the Fund's shares will commence approximately two weeks after the Closing Date. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    From time to time, the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.

    In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge.

    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result.

    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be.

    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The Statement of Assets and Liabilities of the Fund at May 4, 1999 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES AT MAY 4, 1999

--------------------------------------------------------------------------------


ASSETS:
  Cash...........................................................................  $ 100,000
  Deferred offering costs (Note 1)...............................................    153,000
                                                                                   ---------
      Total Assets...............................................................    253,000
                                                                                   ---------
LIABILITIES:
  Offering costs payable (Note 1)................................................    153,000
  Commitments (Notes 1 and 2)....................................................         --
      Total Liabilities..........................................................    153,000
                                                                                   ---------
      Net Assets.................................................................  $ 100,000
                                                                                   ---------
                                                                                   ---------
CLASS A SHARES:
Net Assets.......................................................................  $  25,000
Shares Outstanding (unlimited authorized, $.01 par value)........................      2,500
  NET ASSET VALUE PER SHARE......................................................  $   10.00
                                                                                   ---------
                                                                                   ---------
  MAXIMUM OFFERING PRICE
  (net asset value plus 5.54% of net asset value)................................  $   10.55
                                                                                   ---------
                                                                                   ---------
CLASS B SHARES:
Net Assets.......................................................................  $  25,000
Shares Outstanding (unlimited authorized, $.01 par value)........................      2,500
    NET ASSET VALUE PER SHARE....................................................  $   10.00
                                                                                   ---------
                                                                                   ---------
CLASS C SHARES:
Net Assets.......................................................................  $  25,000
Shares Outstanding (unlimited authorized, $.01 par value)........................      2,500
    NET ASSET VALUE PER SHARE....................................................  $   10.00
                                                                                   ---------
                                                                                   ---------
CLASS D SHARES:
Net Assets.......................................................................  $  25,000
Shares Outstanding (unlimited authorized, $.01 par value)........................      2,500
    NET ASSET VALUE PER SHARE....................................................  $   10.00
                                                                                   ---------
                                                                                   ---------


------------------------

NOTE 1--Morgan Stanley Dean Witter International Fund (the "Fund") was organized as a Massachusetts business trust on October 23, 1998. To date the Fund has had no transactions other than those relating to organizational matters and the sale of 2,500 shares of beneficial interest for $25,000 of each class of the Fund to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). The Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is long-term capital growth. The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of international common stocks and other equity securities. Estimated organizational expenses of the Fund in the amount of approximately $17,000 incurred prior to the offering of the Fund's shares will be absorbed by the Investment Manager. It is currently estimated that the Investment Manager will incur, and be reimbursed, approximately $153,000 by the Fund in offering costs. Actual costs could differ from these estimates. Offering costs will be deferred and amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the date of commencement of operations.



NOTE 2--The Fund has entered into an Investment Management Agreement with the Investment Manager. The Investment Manager has entered into a Sub-Advisory Agreement with Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), a subsidiary of MSDW. The Sub-Advisor will provide investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Manager and the Sub-Advisor. The Fund has retained the

Investment Manager to supervise the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Under the terms of the Investment Management Agreement, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, supplies, clerical help and bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business. In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of the Fund's telephone service, heat, light, power and other utilities.



    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund incurred by the Investment Manager, the Fund will pay the Investment Manager monthly compensation calculated daily by applying the annual rate of 1.0% to the Fund's daily net assets. As compensation for the services to be provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.



    The Investment Manager has undertaken to assume all operating expenses (except for the Plan of Distribution fees and brokerage fees) and to waive the compensation provided for in its Investment Management Agreement until such time as the Fund has $50 million of net assets or until six months from the date of commencement of the Fund's operations, whichever occurs first.



    Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates; (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.



    In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses.



    In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year.



    Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and the Distributor, is the transfer agent of the Fund's shares, dividend disbursing agent for payment of dividends and distributions on Fund shares and agent for shareholders under various investment plans.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Shareholder and Trustees of
Morgan Stanley Dean Witter International Fund



In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Morgan Stanley Dean Witter International Fund (hereafter referred to as the "Fund") at May 4, 1999, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
May 5, 1999

                  MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND

                            PART C OTHER INFORMATION


Item 23. EXHIBITS

      2.   Amended and Restated By-Laws of Registrant dated May 1, 1999.

      5.   Form of Selected Dealer Agreement.

     10.   Consent of Independent Accountants.

     12.   Investment Letter of Morgan Stanley Dean Witter Advisors Inc.

     14.   Financial Data Schedules.

     All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 24.     Persons Controlled by or Under Common Control with the Fund

             None


Item 25.     Indemnification

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against ,any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)     Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)     Morgan Stanley Dean Witter California Quality Municipal Securities
(3)     Morgan Stanley Dean Witter Government Income Trust
(4)     Morgan Stanley Dean Witter High Income Advantage Trust
(5)     Morgan Stanley Dean Witter High Income Advantage Trust II
(6)     Morgan Stanley Dean Witter High Income Advantage Trust III
(7)     Morgan Stanley Dean Witter Income Securities Inc.
(8)     Morgan Stanley Dean Witter Insured California Municipal Securities
(9)     Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)    Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)    Morgan Stanley Dean Witter Insured Municipal Securities
(12)    Morgan Stanley Dean Witter Insured Municipal Trust
(13)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust III

(16)    Morgan Stanley Dean Witter Municipal Income Trust
(17)    Morgan Stanley Dean Witter Municipal Income Trust II
(18)    Morgan Stanley Dean Witter Municipal Income Trust III
(19)    Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)    Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)    Morgan Stanley Dean Witter Prime Income Trust
(22)    Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)    Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)    Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust
(5)     Morgan Stanley Dean Witter Aggressive Equity Fund
(6)     Morgan Stanley Dean Witter American Opportunities Fund
(7)     Morgan Stanley Dean Witter Balanced Growth Fund
(8)     Morgan Stanley Dean Witter Balanced Income Fund
(9)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)    Morgan Stanley Dean Witter Capital Growth Securities
(12)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13)    Morgan Stanley Dean Witter Convertible Securities Trust
(14)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)    Morgan Stanley Dean Witter Diversified Income Trust
(16)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)    Morgan Stanley Dean Witter Equity Fund
(18)    Morgan Stanley Dean Witter European Growth Fund Inc.
(19)    Morgan Stanley Dean Witter Federal Securities Trust
(20)    Morgan Stanley Dean Witter Financial Services Trust
(21)    Morgan Stanley Dean Witter Fund of Funds
(22)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)    Morgan Stanley Dean Witter Global Utilities Fund
(24)    Morgan Stanley Dean Witter Growth Fund
(25)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)    Morgan Stanley Dean Witter Health Sciences Trust
(27)    Morgan Stanley Dean Witter High Yield Securities Inc.
(28)    Morgan Stanley Dean Witter Income Builder Fund
(29)    Morgan Stanley Dean Witter Information Fund
(30)    Morgan Stanley Dean Witter Intermediate Income Securities
(31)    Morgan Stanley Dean Witter International Fund
(32)    Morgan Stanley Dean Witter International SmallCap Fund
(33)    Morgan Stanley Dean Witter Japan Fund
(34)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(35)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(36)    Morgan Stanley Dean Witter Market Leader Trust
(37)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(38)    Morgan Stanley Dean Witter Mid-Cap Growth Fund
(39)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(40)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.

(41)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(42)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(43)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(44)    Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(45)    Morgan Stanley Dean Witter Real Estate Fund
(46)    Morgan Stanley Dean Witter S&P 500 Index Fund
(47)    Morgan Stanley Dean Witter S&P 500 Select Fund
(48)    Morgan Stanley Dean Witter Select Dimensions Investment Series
(49)    Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(50)    Morgan Stanley Dean Witter Short-Term Bond Fund
(51)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(52)    Morgan Stanley Dean Witter Special Value Fund
(53)    Morgan Stanley Dean Witter Strategist Fund
(54)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(55)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(56)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(57)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(58)    Morgan Stanley Dean Witter Utilities Fund
(59)    Morgan Stanley Dean Witter Value-Added Market Series
(60)    Morgan Stanley Dean Witter Value Fund
(61)    Morgan Stanley Dean Witter Variable Investment Series
(62)    Morgan Stanley Dean Witter World Wide Income Trust

The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
(1)     TCW/DW Emerging Markets Opportunities Trust
(2)     TCW/DW Global Telecom Trust
(3)     TCW/DW Income and Growth Fund
(4)     TCW/DW Latin American Growth Fund
(5)     TCW/DW Mid-Cap Equity Trust
(6)     TCW/DW North American Government Income Trust
(7)     TCW/DW Small Cap Growth Fund
(8)     TCW/DW Total Return Trust

CLOSED-END INVESTMENT COMPANIES
(1)     TCW/DW Term Trust 2000
(2)     TCW/DW Term Trust 2002
(3)     TCW/DW Term Trust 2003


Name and Position with              Other Substantial Business, Profession, Vocation
Morgan Stanley Dean                 or Employment, including Name, Principal Address
Witter Advisors Inc.                and Nature of Connection
-----------------------             ------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter Distributors Inc. ("MSDW
                                    Distributors") and Morgan Stanley Dean Witter Trust FSB
                                    ("MSDW Trust"); President, Chief Executive Officer and
                                    Director of Morgan Stanley Dean Witter Services Company
                                    Inc. ("MSDW Services"); President of the Morgan Stanley
                                    Dean Witter Funds, TCW/DW Funds and Discover
                                    Brokerage Index Series; Executive Vice President and
                                    Director of Dean Witter Reynolds Inc.("DWR"); Director of
                                    various MSDW subsidiaries.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President            and Discover Brokerage Index Series; Director of MSDW
and Chief Investment                Trust.
Officer

Ronald E. Robison                   Executive Vice President, Chief Administrative Officer and
Executive  Vice  President,         Director of MSDW Services; Vice President of the Morgan
Chief Administrative                Stanley Dean Witter Funds,TCW/DW Funds and Discover
Officer and Director                Brokerage Index Series.

Edward C. Oelsner, III
Executive Vice President

John Van Heuvelen                   President of MSDW Trust
Executive Vice President

Barry Fink                          Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,              Secretary, General Counsel and Director of MSDW
Secretary, General                  Services; Senior Vice President, Assistant Secretary and
Counsel and Director                Assistant General Counsel of MSDW Distributors; Vice
                                    President, Secretary and General Counsel of the Morgan Stanley
                                    Dean Witter Funds, TCW/DW Funds and Discover Brokerage Index
                                    Series.

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President


Name and Position with              Other Substantial Business, Profession, Vocation
Morgan Stanley Dean                 or Employment, including Name, Principal Address
Witter Advisors Inc.                and Nature of Connection
-----------------------             ------------------------------------------------
Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors and MSDW Trust and  Director
                                    of MSDW Trust; Vice President of the Morgan Stanley
                                    Dean Witter Funds,  TCW/DW Funds and
                                    Discover Brokerage Index Series.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds and Discover Brokerage Index Series.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.


Name and Position with              Other Substantial Business, Profession, Vocation
Morgan Stanley Dean                 or Employment, including Name, Principal Address
Witter Advisors Inc.                and Nature of Connection
------------------------            ------------------------------------------------
Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway
Senior Vice President

Jayne M. Stevlingson                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.


Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Frank Bruttomesso                   First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds, TCW/DW Funds and
                                    Discover Brokerage Index Series.

Toby Burroughs
First Vice President

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors;   Treasurer  and  Chief   Financial   and   Accounting
Treasurer                           Officer of the Morgan Stanley Dean Witter Funds,
                                    TCW/DW Funds and Discover Brokerage Index Series..

Thomas Chronert
First Vice President

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary  of MSDW  Distributors,  the Morgan  Stanley  Dean  Witter
                                    Funds, TCW/DW Funds and Discover Brokerage Index Series.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President


Name and Position with              Other Substantial Business, Profession, Vocation
Morgan Stanley Dean                 or Employment, including Name, Principal Address
Witter Advisors Inc.                and Nature of Connection
-----------------------             ------------------------------------------------
Peter W. Gurman
First Vice President

Michael Interrante                  First Vice President and Controller of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; First Vice
and Controller                      President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds, TCW/DW Funds and
                                    Discover Brokerage Index Series.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors, the
and Assistant Secretary             Morgan Stanley Dean Witter Funds, TCW/DW Funds and Discover
                                    Brokerage Index Series.

Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors the
Assistant Secretary                 Morgan Stanley Dean Witter Funds, TCW/DW Funds and
                                    Discover Brokerage Index Series.

James P. Wallin
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Armon Bar-Tur
Vice President


Name and Position with              Other Substantial Business, Profession, Vocation
Morgan Stanley Dean                 or Employment, including Name, Principal Address
Witter Advisors Inc.                and Nature of Connection
------------------------            ------------------------------------------------
Raymond Basile
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Dale Boettcher
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

David Dineen
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Michael Geringer
Vice President


Name and Position with              Other Substantial Business, Profession, Vocation
Morgan Stanley Dean                 or Employment, including Name, Principal Address
Witter Advisors Inc.                and Nature of Connection
-----------------------             ------------------------------------------------
Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Matthew Haynes                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President

Christopher Jones
Vice President

Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carol Espejo-Kane
Vice President

Nancy Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                           Vice President and Assistant Secretary of MSDW
Vice President and                  Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds, TCW/DW Funds and
                                    Discover Brokerage Index Series.


Name and Position with              Other Substantial Business, Profession, Vocation
Morgan Stanley Dean                 or Employment, including Name, Principal Address
Witter Advisors Inc.                and Nature of Connection
-----------------------             -------------------------------------------------
Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

Albert McGarity
Vice President

Teresa McRoberts                    Vice President of Morgan Stanley Dean Witter S&P 500
Vice President                      Select Fund.

Mark Mitchell
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                        Vice President of Morgan Stanley Dean Witter Natural
Vice President                     Resource Development Securities Inc.

James Nash
Vice President

Richard Norris
Vice President

George Paoletti                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Anne Pickrell                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Dawn Rorke
Vice President


Name and Position with              Other Substantial Business, Profession, Vocation
Morgan Stanley Dean                 or Employment, including Name, Principal Address
Witter Advisors Inc.                and Nature of Connection
-----------------------             ------------------------------------------------
John Roscoe                         Vice President of Morgan Stanley Dean Witter
Vice President                      Real Estate Fund

Hugh Rose
Vice President

Robert Rossetti                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg               Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Marybeth Swisher
Vice President

Stuart Taylor
Vice President

Michael Thayer
Vice President

Robert Vanden Assem
Vice President


Name and Position with              Other Substantial Business, Profession, Vocation
Morgan Stanley Dean                 or Employment, including Name, Principal Address
Witter Advisors Inc.                and Nature of Connection
------------------------            -------------------------------------------------
Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President


Item 27.    PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust
(5)     Morgan Stanley Dean Witter Aggressive Equity Fund
(6)     Morgan Stanley Dean Witter American Opportunities Fund
(7)     Morgan Stanley Dean Witter Balanced Growth Fund
(8)     Morgan Stanley Dean Witter Balanced Income Fund
(9)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)    Morgan Stanley Dean Witter Capital Growth Securities
(12)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13)    Morgan Stanley Dean Witter Convertible Securities Trust
(14)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)    Morgan Stanley Dean Witter Diversified Income Trust
(16)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)    Morgan Stanley Dean Witter Equity Fund
(18)    Morgan Stanley Dean Witter European Growth Fund Inc.
(19)    Morgan Stanley Dean Witter Federal Securities Trust
(20)    Morgan Stanley Dean Witter Financial Services Trust
(21)    Morgan Stanley Dean Witter Fund of Funds
(22)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)    Morgan Stanley Dean Witter Global Utilities Fund
(24)    Morgan Stanley Dean Witter Growth Fund
(25)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)    Morgan Stanley Dean Witter Health Sciences Trust
(27)    Morgan Stanley Dean Witter High Yield Securities Inc.
(28)    Morgan Stanley Dean Witter Income Builder Fund
(29)    Morgan Stanley Dean Witter Information Fund
(30)    Morgan Stanley Dean Witter Intermediate Income Securities
(31)    Morgan Stanley Dean Witter International SmallCap Fund
(32)    Morgan Stanley Dean Witter Japan Fund
(33)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(34)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(35)    Morgan Stanley Dean Witter Market Leader Trust

(36)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(37)    Morgan Stanley Dean Witter Mid-Cap Growth Fund
(38)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(39)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(40)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(41)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(42)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(43)    Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(44)    Morgan Stanley Dean Witter Prime Income Trust
(45)    Morgan Stanley Dean Witter Real Estate Fund
(46)    Morgan Stanley Dean Witter S&P 500 Index Fund
(47)    Morgan Stanley Dean Witter S&P 500 Select Fund
(48)    Morgan Stanley Dean Witter Short-Term Bond Fund
(49)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(50)    Morgan Stanley Dean Witter Special Value Fund
(51)    Morgan Stanley Dean Witter Strategist Fund
(52)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(53)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(54)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(55)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(56)    Morgan Stanley Dean Witter Utilities Fund
(57)    Morgan Stanley Dean Witter Value-Added Market Series
(58)    Morgan Stanley Dean Witter Value Fund
(59)    Morgan Stanley Dean Witter Variable Investment Series
(60)    Morgan Stanley Dean Witter World Wide Income Trust
(1)     TCW/DW Emerging Markets Opportunities Trust
(2)     TCW/DW Global Telecom Trust
(3)     TCW/DW Income and Growth
(4)     TCW/DW Latin American Growth Fund
(5)     TCW/DW Mid-Cap Equity Trust
(6)     TCW/DW North American Government Income Trust
(7)     TCW/DW Small Cap Growth Fund
(8)     TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.


Name                       Positions and Office with MSDW Distributors
----                       --------------------------------------------
Christine A. Edwards       Executive Vice President, Secretary, Director and Chief Legal
                           Officer.

Michael T. Gregg           Vice President and Assistant Secretary.

James F. Higgins           Director

Fredrick K. Kubler         Senior Vice President, Assistant Secretary and Chief Compliance
                           Officer.


Name                       Positions and Office with MSDW Distributors
----                       -------------------------------------------
Philip J. Purcell          Director

John Schaeffer             Director

Charles Vadala             Senior Vice President and Financial Principal.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.    MANAGEMENT SERVICES

    Registrant is not a party to any such management-related service contract.

Item 30.    UNDERTAKINGS

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 5th day of May, 1999.

                                            MORGAN STANLEY DEAN WITTER
                                            INTERNATIONAL FUND

                                            By: /s/ Barry Fink
                                                ---------------
                                                   Barry Fink
                                                   Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   Signatures                           Title                             Date
   ----------                           -----                             ----

(1) Principal Executive Officer         Chief Executive Officer,
                                        Trustee and Chairman

By /s/ Charles A. Fiumefreddo                                        05/05/99
   ----------------------------
       Charles A. Fiumefreddo

(2) Principal Financial Officer         Treasurer and Principal
                                        Accounting Officer

By /s/ Thomas F. Caloia                                              05/05/99
   ----------------------------
       Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By /s/Barry Fink                                                     05/05/99
   ----------------------------
      Barry Fink
      Attorney-in-Fact

   Michael Bozic       Manuel H. Johnson
   Edwin J. Garn       Michael E. Nugent
   Wayne E. Hedien     John L. Schroeder

By /s/David M. Butowsky                                              05/05/99
   ----------------------------
      David M. Butowsky
      Attorney-in-Fact

                  MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
                                  EXHIBIT INDEX


 2.  Amended and Restated By-Laws of Registrant dated May 1, 1999.

 5.  Form of Selected Dealer Agreement.

10.  Consent of Independent Accountants.

12.  Investment Letter of Morgan Stanley Dean Witter Advisors Inc.

14.  Financial Data Schedules.

All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.